UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-3919

Name of Registrant:	Vanguard STAR Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1:	Schedule of Investments

Vanguard STAR Fund
Schedule of Investments
July 31, 2007

	Shares	Market Value ($000)

Investment Companies (100.0%)

U.S. Stock Funds (48.7%)
Vanguard Windsor II Fund Investor Shares	63,049,515	2,264,108
Vanguard Windsor Fund Investor Shares	65,163,015	1,236,794
Vanguard U.S. Growth Fund Investor Shares	51,510,447	990,546
Vanguard PRIMECAP Fund Investor Shares	13,375,889	987,007
Vanguard Morgan Growth Fund Investor Shares	48,389,408	985,208
Vanguard Explorer Fund Investor Shares	7,569,529	595,722

		7,059,385
International Stock Funds (12.4%)
Vanguard International Value Fund	20,086,449	894,249
Vanguard International Growth Fund Investor Shares	33,937,972	892,569

		1,786,818
Bond Funds (26.0%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	212,434,956	1,886,422
Vanguard GNMA Fund Investor Shares	187,202,550	1,881,386

		3,767,808
Short-Term Bond Fund (12.8%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	175,283,799	1,849,244

Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 5.302%	19,374,252	19,374

Total Investment Companies
(Cost $10,716,641)		14,482,629

Other Assets and Liabilities-Net (0.0%)		533

Net Assets (100%)		14,483,162

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At July 31, 2007, the cost of investment securities for tax purposes was $10,716,641,000. Net unrealized appreciation of investment securities for tax purposes was $3,765,988,000, consisting of unrealized gains of $3,812,483,000 on securities that had risen in value since their purchase and $46,495,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total International Stock Index Fund
Schedule of Investments
July 31, 2007

	Shares	Market Value ($000)

Investment Companies (100.0%)

International Stock Funds (100.0%)
Vanguard European Stock Index Fund Investor Shares	367,811,746	14,488,105
Vanguard Pacific Stock Index Fund Investor Shares	489,144,061	6,471,376
Vanguard Emerging Markets Stock Index Fund Investor Shares	154,415,354	4,610,842

		25,570,323

Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 5.302%	7,297,740	7,298

Total Investment Companies
(Cost $17,115,613)		25,577,621

Other Assets and Liabilities-Net (0.0%)		(1,463)

Net Assets (100%)		25,576,158

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At July 31, 2007, the cost of investment securities for tax purposes was $17,115,613,000. Net unrealized appreciation of investment securities for tax purposes was $8,462,008,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Growth Fund
Schedule of Investments
July 31, 2007

	Shares	Market Value ($000)

Investment Companies (100.0%)

U.S. Stock Fund (49.2%)
Vanguard Total Stock Market Index Fund Investor Shares	135,946,730	4,774,449

International Stock Fund (15.3%)
Vanguard Total International Stock Index Fund	75,633,868	1,480,155

Balanced Fund (24.9%)
Vanguard Asset Allocation Fund Investor Shares	81,675,385	2,419,225

Bond Fund (10.6%)
Vanguard Total Bond Market Index Fund Investor Shares	104,040,705	1,025,841

Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 5.302%	416,038	416

Total Investment Companies
(Cost $7,187,634)		9,700,086

Other Assets and Liabilities-Net (0.0%)		1,373

Net Assets (100%)		9,701,459

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At July 31, 2007, the cost of investment securities for tax purposes was $7,187,634,000. Net unrealized appreciation of investment securities for tax purposes was $2,512,452,000, consisting of unrealized gains of $2,527,666,000 on securities that had risen in value since their purchase and $15,214,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Income Fund
Schedule of Investments
July 31, 2007

	Shares	Market Value

Investment Companies (100.3%)

U.S. Stock Fund (4.8%)
Vanguard Total Stock Market Index Fund Investor Shares	2,451,751	86,105

Balanced Fund (24.4%)
Vanguard Asset Allocation Fund Investor Shares	14,757,893	437,129

Bond Fund (50.9%)
Vanguard Total Bond Market Index Fund Investor Shares	92,649,292	913,522

Short-Term Bond Fund (20.2%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	34,423,704	363,170

Total Investment Companies
(Cost $1,651,480)		1,799,926

Other Assets and Liabilities-Net (-0.3%)		(4,631)

Net Assets (100%)		1,795,295

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At July 31, 2007, the cost of investment securities for tax purposes was $1,651,480,000. Net unrealized appreciation of investment securities for tax purposes was $148,446,000, consisting of unrealized gains of $176,428,000 on securities that had risen in value since their purchase and $27,982,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Conservative Growth Fund
Schedule of Investments
July 31, 2007

	Shares	Market Value ($000)

Investment Companies (100.2%)

U.S. Stock Fund (19.4%)
Vanguard Total Stock Market Index Fund Investor Shares	37,287,001	1,309,519

International Stock Fund (4.9%)
Vanguard Total International Stock Index Fund	17,112,344	334,889

Balanced Fund (24.5%)
Vanguard Asset Allocation Fund Investor Shares	55,829,238	1,653,662

Bond Fund (30.9%)
Vanguard Total Bond Market Index Fund Investor Shares	211,585,353	2,086,232

Short-Term Bond Fund (20.5%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	131,194,221	1,384,099

Total Investment Companies
(Cost $5,894,899)		6,768,401

Other Assets and Liabilities-Net (-0.2%)		(12,720)

Net Assets (100%)		6,755,681

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At July 31, 2007, the cost of investment securities for tax purposes was $5,894,899,000. Net unrealized appreciation of investment securities for tax purposes was $873,502,000, consisting of unrealized gains of $923,899,000 on securities that had risen in value since their purchase and $50,397,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Moderate Growth Fund
Schedule of Investments
July 31, 2007

	Shares	Market Value ($000)

Investment Companies (100.1%)

U.S. Stock Fund (34.3%)
Vanguard Total Stock Market Index Fund Investor Shares	104,427,126	3,667,481

International Stock Fund (9.9%)
Vanguard Total International Stock Index Fund	54,249,001	1,061,653

Balanced Fund (24.8%)
Vanguard Asset Allocation Fund Investor Shares	89,408,196	2,648,271

Bond Fund (31.1%)
Vanguard Total Bond Market Index Fund Investor Shares	337,454,317	3,327,299

Total Investment Companies
(Cost $8,461,000)		10,704,704

Other Assets and Liabilities-Net (-0.1%)		(8,198)

Net Assets (100%)		10,696,506

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At July 31, 2007, the cost of investment securities for tax purposes was $8,461,000,000. Net unrealized appreciation of investment securities for tax purposes was $2,243,704,000, consisting of unrealized gains of $2,299,986,000 on securities that had risen in value since their purchase and $56,282,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Developed Markets Index Fund
Schedule of Investments
July 31, 2007

	Shares	Market Value ($000)

Investment Companies (100.0%)

International Stock Funds (99.8%)
Vanguard European Stock Index Fund Investor Shares	62,482,685	2,461,193
Vanguard Pacific Stock Index Fund Investor Shares	83,094,298	1,099,338

		3,560,531

Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund, 5.302%	5,573,983	5,574

Total Investment Companies
(Cost $2,449,598)		3,566,105

Other Assets and Liabilities-Net (0.0%)		1,569

Net Assets (100%)		3,567,674

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At July 31, 2007, the cost of investment securities for tax purposes was $2,449,598,000. Net unrealized appreciation of investment securities for tax purposes was $1,116,507,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase

Vanguard Institutional Developed Markets Index Fund
Schedule of Investments
July 31, 2007

	Shares	Market Value ($000)

Investment Companies (100.0%)

International Stock Funds
Vanguard European Stock Index Fund Institutional Shares	78,933,329	3,113,920
Vanguard Pacific Stock Index Fund Institutional Shares	104,945,172	1,391,573

Total Investment Companies
(Cost $3,422,306)		4,505,493

Other Assets and Liabilities-Net (0.0%)		852

Net Assets (100%)		4,506,345

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At July 31, 2007, the cost of investment securities for tax purposes was $3,422,306,000. Net unrealized appreciation of investment securities for tax purposes was $1,083,187,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 14, 2007

VANGUARD STAR FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 14, 2007

*By Power of Attorney, Filed on August 22, 2007, See File Number 333-145624. Incorporated by Reference.